Document and Entity Information	9 Months Ended
Sep. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	VYCOR MEDICAL INC
Entity Central Index Key	0001424768
Document Type	8-K
Document Period End Date	Sep. 30, 2011
Amendment Flag	true
Amendment Description	This amendment is being filed pursuant to the instructions with respect to Item 9.01-- Financial Statements and Exhibits, which provides that financial statements required by said item may be filed with the initial report, or by amendment not later than 71 calendar days after the date that the initial report on Form 8-K must be filed. This Report includes the financial statements required in Item 9.01.